Accounts receivable (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Receivables from contracts with customers
Related parties	$ 136	$ 115
Accounts receivable	2,669	2,351
Expected credit loss	(55)	(54)
Accounts receivable, net	2,614	2,297
Iron Ore Solutions [Member]
Receivables from contracts with customers
Third parties	1,354	1,276
Vale Base Metals [Member]
Receivables from contracts with customers
Third parties	1,167	944
Other Third Parties [Member]
Receivables from contracts with customers
Third parties	$ 12	$ 16